Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial Assets	£ 781,992	£ 799,491
Financial Liabilities	740,189	755,667
Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	567,941	515,004
Deposits by banks
Financial instruments
Financial Liabilities	26,279	20,606
Deposits by banks | Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	26,279	20,606
Derivatives [Member]
Financial instruments
Financial Liabilities	100,835	160,705
Customer accounts
Financial instruments
Financial Liabilities	479,810	431,739
Settlement balances and short positions
Financial instruments
Financial Liabilities	2,068	5,545
Trading liabilities
Financial instruments
Financial Liabilities	64,598	72,256
Financial liabilities (other)
Financial instruments
Financial Liabilities	49,326	45,811
Financial liabilities (other) | Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	47,655	43,408
Financial liabilities, subordinated
Financial instruments
Financial Liabilities	8,429	9,962
Financial liabilities, subordinated | Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	7,726	9,169
Notes in circulation
Financial instruments
Financial Liabilities	3,047	2,655
Notes in circulation | Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	3,047	2,655
Lease liabilities.
Financial instruments
Financial Liabilities	1,263	1,698
Less than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	13,715	12,315
Less than 12 months | Derivatives [Member]
Financial instruments
Financial Liabilities	34,593	47,361
Less than 12 months | Customer accounts
Financial instruments
Financial Liabilities	478,801	430,283
Less than 12 months | Settlement balances and short positions
Financial instruments
Financial Liabilities	2,068	5,545
Less than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	41,664	45,037
Less than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	16,060	12,403
Less than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	1,375	365
Less than 12 months | Notes in circulation
Financial instruments
Financial Liabilities	3,047	2,655
Less than 12 months | Lease liabilities.
Financial instruments
Financial Liabilities	238	185
More than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	12,564	8,291
More than 12 months | Derivatives [Member]
Financial instruments
Financial Liabilities	66,242	113,344
More than 12 months | Customer accounts
Financial instruments
Financial Liabilities	1,009	1,456
More than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	22,934	27,219
More than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	33,266	33,408
More than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	7,054	9,597
More than 12 months | Lease liabilities.
Financial instruments
Financial Liabilities	1,025	1,513
Cash and balances at central banks
Financial instruments
Financial Assets	177,757	124,489
Cash and balances at central banks | Less than 12 months
Financial instruments
Financial Assets	177,757	124,489
Trading assets
Financial instruments
Financial Assets	59,158	68,990
Trading assets | Less than 12 months
Financial instruments
Financial Assets	40,263	42,037
Trading assets | More than 12 months
Financial instruments
Financial Assets	18,895	26,953
Derivatives [Member]
Financial instruments
Financial Assets	106,139	166,523
Derivatives [Member] | Less than 12 months
Financial instruments
Financial Assets	34,538	46,244
Derivatives [Member] | More than 12 months
Financial instruments
Financial Assets	71,601	120,279
Settlement balances
Financial instruments
Financial Assets	2,141	2,297
Settlement balances | Less than 12 months
Financial instruments
Financial Assets	2,141	2,297
The loans and advances to banks | Financial assets at amortised cost
Financial instruments
Financial Assets	7,682	6,955
The loans and advances to banks | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	7,425	6,835
The loans and advances to banks | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	257	120
The loans and advances to customers | Financial assets at amortised cost
Financial instruments
Financial Assets	358,990	360,544
The loans and advances to customers | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	103,689	87,531
The loans and advances to customers | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	255,301	273,013
Financial assets (Other)
Financial instruments
Financial Assets	46,145	55,148
Financial assets (Other) | Less than 12 months
Financial instruments
Financial Assets	11,151	8,901
Financial assets (Other) | More than 12 months
Financial instruments
Financial Assets	£ 34,994	£ 46,247